UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21504
                                                     ---------

                  Advent/Claymore Enhanced Growth & Income Fund
                  ---------------------------------------------
               (Exact name of registrant as specified in charter)

                            2455 Corporate West Drive
                                 Lisle, IL 60532
                                 ---------------
               (Address of principal executive offices) (Zip code)

                                   Rodd Baxter
                     1065 Avenue of the Americas, 31st Floor
                               New York, NY 10018
                               ------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 505-3700

                       Date of fiscal year end: October 31
                                                ----------

             Date of reporting period: July 1, 2008 - June 30, 2009
                                       ----------------------------

   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

    A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21504
Reporting Period: 07/01/2008 - 06/30/2009
Advent/Claymore Enhanced Growth & Income Fund









================ ADVENT/CLAYMORE ENHANCED GROWTH & INCOME FUND =================


AMDOCS LIMITED

Ticker:       DOX            Security ID:  G02602103
Meeting Date: JAN 22, 2009   Meeting Type: Annual Shareholder
Record Date:  NOV 24, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   ELECTION OF DIRECTORS - Bruce K.        Y         For          Management
      Anderson
1.2   ELECTION OF DIRECTORS - Adrian Gardner  Y         For          Management
1.3   ELECTION OF DIRECTORS - Charles E.      Y         For          Management
      Foster
1.4   ELECTION OF DIRECTORS - James S. Kahan  Y         For          Management
1.5   ELECTION OF DIRECTORS - Zohar Zisapel   Y         For          Management
1.6   ELECTION OF DIRECTORS - Dov Baharav     Y         For          Management
1.7   ELECTION OF DIRECTORS - Julian A.       Y         For          Management
      Brodsky
1.8   ELECTION OF DIRECTORS - Eli Gelman      Y         For          Management
1.9   ELECTION OF DIRECTORS - Nehemia         Y         For          Management
      Lemelbaum
1.10  ELECTION OF DIRECTORS - John T.         Y         For          Management
      Mclennan
1.11  ELECTION OF DIRECTORS - Robert A        Y         For          Management
      Minicucci
1.12  ELECTION OF DIRECTORS - Simon Olswang   Y         For          Management
2     Approval of special resolution amending Y         For          Management
      and restating the memorandum of
      incorporation
3     Approval of consolidated financial      Y         For          Management
      statements for the fiscal year of 2008
4     Ratification and approval of Ernst &    Y         For          Management
      Young LLp and authorization of audit
      committee of board to fix remuneration.


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AMGEN INC.

Ticker:       AMGN           Security ID:  031162100
Meeting Date: MAY 6, 2009    Meeting Type: Annual Shareholder
Record Date:  MAR 9, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    ELECTION OF DIRECTORS                   Y         For Dr.      Management
                                                        David B
1b    ELECTION OF DIRECTORS                   Y         For Frank J. Management
                                                        Bi
1c    ELECTION OF DIRECTORS                   Y         For Francois Management
                                                        de
1d    ELECTION OF DIRECTORS                   Y         For Jerry D. Management
                                                        Ch
1e    ELECTION OF DIRECTORS                   Y         For Dr.      Management
                                                        Vance D
1f    ELECTION OF DIRECTORS                   Y         For          Management
                                                        Frederick W
1g    ELECTION OF DIRECTORS                   Y         For Mr.      Management
                                                        Frank C
1h    ELECTION OF DIRECTORS                   Y         For Dr.      Management
                                                        Gilbert
1i    ELECTION OF DIRECTORS                   Y         For Ms.      Management
                                                        Judith
1j    ELECTION OF DIRECTORS                   Y         For J. Paul  Management
                                                        Rea
1k    ELECTION OF DIRECTORS                   Y         For Leonard  Management
                                                        D.
1l    ELECTION OF DIRECTORS                   Y         For Kevin    Management
                                                        Share
2     To ratify the selection of Ernst &      Y         For          Management
      Young LLP as our independent registered
      public accountants
3     To approve the proposed 2009 Equity     Y         For          Management
      Incentive Plan, which authorizes the
      issuance of 100,000,000 Shares.
4     To approve the proposed amendment to    Y         For          Management
      our Restated Certificate of
      Incorporation as amende, which reduces
      the 66-2/3% voting requirement to a
      simple majority voting requirement for
      approval of certain business
      combinations
5a    Stockholder proposals #1 (Amend our     N         Against      Shareholder
      bylaws to permit 10 percent of our
      outstanding common stock the ability to
      all special meetings)
5b    Stockholder proposals #2 (Change our    N         Against      Shareholder
      jurisdation of incorporation from
      Delaware to North Dakota.)


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BLACKROCK, INC.

Ticker:       BLK            Security ID:  09247X101
Meeting Date: MAY 21, 2009   Meeting Type: Annual Shareholder
Record Date:  MAR 24, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   ELECTION OF DIRECTORS - Willaim S.      Y         For          Management
      Demchak
1.2   ELECTION OF DIRECTORS - Kenneth B. Dunn Y         For          Management
1.3   ELECTION OF DIRECTORS - Laurence D.     Y         For          Management
      Fink
1.4   ELECTION OF DIRECTORS - Robert S.       Y         For          Management
      Kapito
1.5   ELECTION OF DIRECTORS - BrianT.         Y         For          Management
      Moynihan
1.6   ELECTION OF DIRECTORS - Thomas H.       Y         For          Management
      O'Brien
2     Ratification of the appointment of      Y         For          Management
      Deloitte & Touche LLP as accounting
      firm for fical yr 2009


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CME GROUP, INC.

Ticker:       CME            Security ID:  12572Q105
Meeting Date: AUG 18, 2008   Meeting Type: Special Meeting
Record Date:  JUL 15, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve the Third Amended and        Y         For          Management
      Restated Certificate of Incorporation
      of CME Group to increase the number of
      directors from 30 to 33.
2     To approve the issuance of CME Group    Y         For          Management
      Class A common stock to NYMEX Holdings,
      Inc.
3     To adjourn the CME Group special        Y         For          Management
      meeting to solicit additional proxies


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COMPANHIA VALE DO RIO DOCE

Ticker:       RIO/WI         Security ID:  204412209
Meeting Date: DEC 29, 2008   Meeting Type: Special Meeting
Record Date:  DEC 5, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approval for the protocol and           Y         For          Management
      justification of the Consollidarion of
      Mineracao Onca Puma S.A into Vale
      Pursuant to Article 224 and 225 of the
      Brazilian Corporation Law.
2     Ratify the appointment of Acal          Y         For          Management
      Consultoria E Auditior S/S.
3     To decide on the appraisal report,      Y         For          Management
      prepared by the expert appraisers.
4     Approval for the Consolidation of       Y         For          Management
      Mineracao Onca Puma S.A into VALE,
      without a capital increase or the
      issuance of new Vale shares
5     To ratify the appointment of a member   Y         For          Management
      and an alternate of the board of
      directors.
6     Amend article 1 of Vale's by-laws       Y         For          Management
7     To adjust articles 5 and 6 of Vale's    Y         For          Management
      by-laws.


--------------------------------------------------------------------------------

COMPANHIA VALE DO RIO DOCE

Ticker:       RIO/WI         Security ID:  204412209
Meeting Date: APR 16, 2009   Meeting Type: Special Meeting
Record Date:  MAR 23, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Appreciation of the management's report Y         For          Management
      and analysis, discussion and vote
1b    Proposal for the destination of profits Y         For          Management
      for the fiscal yr
1c    Appointment of the members of the board Y         For          Management
      of directors
1d    Appointment of the members of the       Y         For          Management
      fiscal council
1e    Establishment of the remuneration of    Y         For          Management
      the senior management and fiscal
      council members
2a    To change the legal name of the company Y         For          Management
2b    To adjust articles 5 of Vale's by-laws  Y         For          Management


--------------------------------------------------------------------------------

ENTERGY CORPORATION

Ticker:       ETR            Security ID:  29364G103
Meeting Date: MAY 8, 2009    Meeting Type: Annual Shareholder
Record Date:  MAR 10, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    ELECTION OF DIRECTORS - M.S. Bateman    Y         For          Management
1b    ELECTION OF DIRECTORS - W.F. Blount     Y         For          Management
1c    ELECTION OF DIRECTORS - G.W. Edwards    Y         For          Management
1d    ELECTION OF DIRECTORS - A.M. Herman     Y         For          Management
1e    ELECTION OF DIRECTORS - D.C. Hintz      Y         For          Management
1f    ELECTION OF DIRECTORS - J.W. Leonard    Y         For          Management
1g    ELECTION OF DIRECTORS - S.L. Levenwick  Y         For          Management
1h    ELECTION OF DIRECTORS - J.R. Nichols    Y         For          Management
1i    ELECTION OF DIRECTORS - W.A. Percy, II  Y         For          Management
1j    ELECTION OF DIRECTORS - W.J. Tauzin     Y         For          Management
1k    ELECTION OF DIRECTORS - S.V. Wilkinson  Y         For          Management
2     Ratification of the selection of        Y         For          Management
      independent registered public
      accountants for 2009


--------------------------------------------------------------------------------

GENZYME CORPORATION

Ticker:       GENZ           Security ID:  372917104
Meeting Date: MAY 21, 2009   Meeting Type: Annual Shareholder
Record Date:  MAR 31, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    RE-ELECTION OF DIRECTORS -  Douglas A.  Y         For          Management
      Berthiaume
1b    RE-ELECTION OF DIRECTORS - Gail K.      Y         For          Management
      Bourdreaux
1c    RE-ELECTION OF DIRECTORS - Robert J.    Y         For          Management
      Carpenter
1d    RE-ELECTION OF DIRECTORS - Charles L.   Y         For          Management
      Cooney
1e    RE-ELECTION OF DIRECTORS - Victor J.    Y         For          Management
      Dzau
1f    RE-ELECTION OF DIRECTORS - Senator      Y         For          Management
      Connie Mack III
1g    RE-ELECTION OF DIRECTORS - Richard F.   Y         For          Management
      Syron
1h    RE-ELECTION OF DIRECTORS - Henri A.     Y         For          Management
      Termeer
2     Proposal to amend the 2004 Equity       Y         For          Management
      Incentive Plan to inrease the number of
      shares by 2,500,000.
3     Proposal to approve the 2009 employee   Y         For          Management
      stock purchase plan
4     Proposal to ratify the audit            Y         For          Management
      committee's selection of independent
      auditors for 2009


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HOLOGIC, INC.

Ticker:       HOLX           Security ID:  436440101
Meeting Date: MAR 4, 2009    Meeting Type: Annual Shareholder
Record Date:  JAN 16, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   ELECTION OF DIRECTORS - John W. Cumming Y         For          Management
1.2   ELECTION OF DIRECTORS - Robert A.       Y         For          Management
      Cascella
1.3   ELECTION OF DIRECTORS - David R.        Y         For          Management
      Lavance JR.
1.4   ELECTION OF DIRECTORS - Nancy L.        Y         For          Management
      Leaming
1.5   ELECTION OF DIRECTORS - Lawrence M.     Y         For          Management
      Levy
1.6   ELECTION OF DIRECTORS - Glenn P. Muir   Y         For          Management
1.7   ELECTION OF DIRECTORS - Elaine S.       Y         For          Management
      Ullian
1.8   ELECTION OF DIRECTORS - Sally W.        Y         For          Management
      Crawfors
1.9   ELECTION OF DIRECTORS - Wayne Wilson    Y         For          Management
2     To consider and act upon a stock option Y         For          Management
      exchange program for eligible employees
3     To consider and act upon the            Y         For          Management
      adjournment of the annual meeting


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ISIS PHARMACEUTICALS, INC.

Ticker:       ISIS           Security ID:  464330109
Meeting Date: JUN 2, 2009    Meeting Type: Annual Shareholder
Record Date:  APR 6, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   ELECTION OF DIRECTORS - Richard D.      Y         For          Management
      DiMarchi
1.2   ELECTION OF DIRECTORS - Frederick T.    Y         For          Management
      Muto
2     To approve the amendment and            Y         For          Management
      restatement of our 2009 Employee Stock
      Purchse plan.
3     To ratify the Audit Committee's         Y         For          Management
      selection of Ernst & Young LLP as
      auditors four our 2009 fiscal year.


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KEYCORP

Ticker:       KEY            Security ID:  493267405
Meeting Date: MAY 21, 2009   Meeting Type: Annual Shareholder
Record Date:  MAR 24, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
3     Amendment to the articles and           Y         For          Management
      regulations to revise the voting rights
      of the series b preferred stock


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LEGG MASON, INC.

Ticker:       LMI            Security ID:  524901303
Meeting Date: JUL 22, 2008   Meeting Type: Annual Shareholder
Record Date:  MAY 23, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   ELECTION OF DIRECTORS - Dennis R.       Y         For          Management
      Beresford
1.2   ELECTION OF DIRECTORS - W. Allen Reed   Y         For          Management
1.3   ELECTION OF DIRECTORS - Roger W.        Y         For          Management
      Schipke
1.4   ELECTION OF DIRECTORS - Nicolas J. St.  Y         For          Management
      George
1.5   ELECTION OF DIRECTORS - Mark R. Fetting Y         For          Management
1.6   ELECTION OF DIRECTORS - Scott C.        Y         For          Management
      Nuttall
2     Ratification of the appointment of      Y         For          Management
      Pricewaterhouse Coopers, LLp as
      independent registered public
      accounting firm.
3     S/H proposal relating to an independent N         Against      Shareholder
      director serving as the chairman of the
      board.
4     S/H proposal relating to an advisory    N         Against      Shareholder
      vote on executive compensation


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LORILLARD INC

Ticker:       LO             Security ID:  544147101
Meeting Date: MAY 21, 2009   Meeting Type: Annual Shareholder
Record Date:  MAR 30, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   ELECTION OF DIRECTORS - Robert C. Almon Y         For          Management
1.2   ELECTION OF DIRECTORS - Kit D. Dietz    Y         For          Management
1.3   ELECTION OF DIRECTORS - Nigel Travis    Y         For          Management
2     Proposal to approve the Lorillard, Inc. Y         For          Management
      2008 incentive compensation plan
3     Proposal to ratify the selection of     Y         For          Management
      Deloitte & Touche LLP as the company?s
      independent accounting


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MICRON TECHNOLOGY, INC.

Ticker:       MU             Security ID:  595112103
Meeting Date: DEC 11, 2008   Meeting Type: Annual Shareholder
Record Date:  OCT 15, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    ELECTION OF DIRECTORS - Teruaki Aoki    Y         For          Management
1b    ELECTION OF DIRECTORS - Steven R.       Y         For          Management
      Appleton
1c    ELECTION OF DIRECTORS - James W. Bagley Y         For          Management
1d    ELECTION OF DIRECTORS - Robert L.       Y         For          Management
      Bailey
1e    ELECTION OF DIRECTORS - Mercedes        Y         For          Management
      Johnson
1f    ELECTION OF DIRECTORS - Lawrence N.     Y         For          Management
      Mondry
1g    ELECTION OF DIRECTORS - Robert E. Switz Y         For          Management
2     To approve an amendment to the          Y         For          Management
      company's 2007 equity incentive plan to
      increase the numbers of shares reserved
      for issuance by 10,000,000.
3     To ratify the appointment of            Y         For          Management
      Pricewaterhouse Coopers LLP as the
      company's independent registered public
      accounting firm for the fiscal yr
      ending 9/3/09


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POWERWAVE TECHNOLOGIES, INC.

Ticker:       PWAV           Security ID:  739363109
Meeting Date: AUG 12, 2008   Meeting Type: Annual Shareholder
Record Date:  JUN 27, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   ELECTION OF DIRECTORS - Moiz M.         Y         For          Management
      Beguwala
1.2   ELECTION OF DIRECTORS - Ken J. Bradley  Y         For          Management
1.3   ELECTION OF DIRECTORS - Ronald J.       Y         For          Management
      Buschur
1.4   ELECTION OF DIRECTORS - John L.         Y         For          Management
      Clendenin
1.5   ELECTION OF DIRECTORS - David L. George Y         For          Management
1.6   ELECTION OF DIRECTORS - Eugene L. Goda  Y         For          Management
1.7   ELECTION OF DIRECTORS - Carl W. Neun    Y         For          Management
2     Approve the amendment of Powerwave's    Y         For          Management
      1996 employee stock purchase plan.
3     Ratify the appointment of independent   Y         For          Management
      auditors


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RF MICRO DEVICES, INC

Ticker:       RFMD           Security ID:  749941100
Meeting Date: JUL 30, 2008   Meeting Type: Annual Shareholder
Record Date:  MAY 27, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   ELECTION OF DIRECTORS - Dr. Albert E.   Y         For          Management
      Paladino
1.2   ELECTION OF DIRECTORS - Robert A        Y         For          Management
      Bruggeworth
1.3   ELECTION OF DIRECTORS - Daniel A. Dileo Y         For          Management
1.4   ELECTION OF DIRECTORS - Jeffrey R.      Y         For          Management
      Gardner
1.5   ELECTION OF DIRECTORS - John R. Harding Y         For          Management
1.6   ELECTION OF DIRECTORS - Casimir S.      Y         For          Management
      Skrzypczak
1.7   ELECTION OF DIRECTORS - Erik H. Van Der Y         For          Management
      Kaay
1.8   ELECTION OF DIRECTORS - W.H. Wilkinson, Y         For          Management
      Jr.
2     To ratify the appointment of Ernst &    Y         For          Management
      Young, LLp as the company's independent
      registered public accounting firm for
      ht fiscal year ending March 28, 2009

========== END NPX REPORT

                                   SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Advent/Claymore Enhanced Growth & Income Fund
---------------------------------------------


By:      /s/ Tracy V. Maitland
         ------------------------------------------
Name:    Tracy V. Maitland
Title:   President and Chief Executive Officer
Date:    August 25, 2009